Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

(6)   Debt

CIBC Subscription Facility

On December 31, 2019, the Company entered into a revolving credit agreement with CIBC Bank USA as administrative agent and arranger, which was subsequently amended on February 3, 2020, November 17, 2020, January 18, 2022 and February 3, 2022 (as amended, the “CIBC Subscription Facility”). The CIBC Subscription Facility allowed the Company to borrow up to the maximum revolving commitment at any one time outstanding, subject to certain restrictions, including availability under the borrowing base, which is based on unused Capital Commitments. The CIBC Subscription Facility bore interest at a rate at the Company’s election of either (i) the per annum one or three-month LIBOR, divided by a number determined by subtracting from 1.00 the then stated maximum reserve percentage for determining reserves to be maintained by member banks of the Federal Reserve System for Eurocurrency funding or liabilities, plus 1.65% or (ii) the prime rate plus 0.65%, as calculated under the CIBC Subscription Facility. The CIBC Subscription Facility was secured by the unfunded commitments of certain stockholders of the Company. The CIBC Subscription Facility matured and was fully paid off as of December 31, 2022. For the three and nine months ended September 30, 2022, the Company did not make any borrowings and repaid $55,000 and $90,000, respectively, under the CIBC Subscription Facility.

The summary information of the CIBC Subscription Facility is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$—	$2,271	$—	$5,450
Facility unused commitment fees	—	6	—	19
Amortization of deferred financing costs	—	327	—	1,125
Total	$—	$2,604	$—	$6,594
Weighted average interest rate (excluding unused fees and financing costs)	—%	3.76%	—%	2.57%
Weighted average outstanding balance	$—	$236,491	$—	$279,562

BNP Funding Facility

On October 14, 2020, DLF LLC entered into a Revolving Credit and Security Agreement (the “Credit and Security Agreement”, which was subsequently amended on December 11, 2020, March 2, 2021 and September 22, 2023) with DLF LLC, as the borrower, BNP Paribas (“BNP”), as the administrative agent and lender, the Company, as the equity holder and as the servicer, and U.S. Bank National Association, as collateral agent to (as amended, the “BNP Funding Facility”). As of September 30, 2023, the borrowing capacity under the BNP Funding Facility was $600,000. The applicable margin on borrowings during the reinvestment period is 2.85% and, after the reinvestment period 3.35%. The obligations of DLF LLC under the BNP Funding Facility are secured by the assets held by DLF LLC. The BNP Funding Facility has a maturity date of September 22, 2028.

The summary information of the BNP Funding Facility is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$6,904	$4,517	$20,862	$10,665
Facility unused commitment fees	209	128	455	209
Amortization of deferred financing costs	297	289	840	855
Total	$7,410	$4,934	$22,157	$11,729
Weighted average interest rate (excluding unused fees and financing costs)	7.77%	4.57%	7.34%	3.37%
Weighted average outstanding balance	$347,446	$386,962	$374,927	$417,700

For the three months ended September 30, 2023 and September 30, 2022, the Company had no borrowings and repaid $25,000 and $83,500 under the BNP Funding Facility, respectively. For the nine months ended September 30, 2023 and September 30, 2022, the Company borrowed $0 and $13,000, and repaid $55,000 and $154,500 under the BNP Funding Facility, respectively. As of September 30, 2023 and December 31, 2022, the Company had $345,000 and $400,000 outstanding under the BNP Funding Facility, respectively. As of September 30, 2023 and December 31, 2022, the Company had $255,000 and $200,000, respectively, of available capacity under the BNP Funding Facility (subject to borrowing base restrictions).

Truist Credit Facility

On July 16, 2021, the Company entered into a Senior Secured Revolving Credit Agreement with Truist Bank (the “Truist Credit Facility, which was subsequently amended on December 3, 2021, May 20, 2022 and January 31, 2023). The maximum principal amount of the Truist Credit Facility is $1,120,000, subject to availability under the borrowing base. The Truist Credit Facility includes an uncommitted accordion feature that, as of September 30, 2023, allows the Company, under certain circumstances, to increase the borrowing capacity to up to $1,500,000. As of September 30, 2023, the availability period of the Truist Credit Facility will terminate on January 29, 2027. The Truist Credit Facility is guaranteed by certain domestic subsidiaries of the Company (the “Guarantors”). The Company’s obligations to the lenders under the Truist Credit Facility are secured by a first priority security interest in substantially all of the assets of the Company and each Guarantor, subject to certain exceptions.

The Company may borrow amounts in U.S. dollars or certain other permitted currencies. Borrowings under the Truist Credit Facility bear interest at a per annum rate equal to, (x) for loans for which the Company elects the base rate option, the “alternate base rate” (which is the highest of (a) the prime rate as publicly announced by Truist Bank, (b) the sum of (i) the weighted average of the rates on overnight federal funds transactions, as published by the Federal Reserve Bank of New York plus (ii) 0.5%, and (c) one month Term SOFR (as defined in the Truist Credit Facility) plus 1% per annum) plus and (y) for loans for which the Company elects the term benchmark option, Term SOFR, for borrowings denominated in U.S. dollars, or the applicable term benchmark rate for borrowings denominated in certain foreign currencies, in each case for the related interest period for such borrowing plus 1.875% per annum or such other applicable margin as is applicable to such foreign currency borrowings. The Company pays an unused fee of 0.375% per annum on the daily unused amount of the revolver commitments. The Company pays letter of credit participation fees and a fronting fee on the average daily amount of any letter of credit issued and outstanding under the Truist Credit Facility, as applicable. The Truist Credit Facility has a maturity date of January 31, 2028.

The summary information of the Truist Credit Facility is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$10,613	$4,018	$27,086	$7,485
Facility unused commitment fees	531	568	1,723	1,863
Amortization of deferred financing costs	518	267	1,473	905
Total	$11,662	$4,853	$30,282	$10,253
Weighted average interest rate (excluding unused fees and financing costs)	7.26%	4.05%	6.91%	3.05%
Weighted average outstanding balance	$572,225	$388,313	$516,745	$323,300

For the three months ended September 30, 2023 and September 30, 2022, the Company borrowed $278,000 and $127,246, and repaid $90,000 and $222,000 under the Truist Credit Facility. For the nine months ended September 30, 2023 and September 30, 2022, the Company borrowed $338,000 and $579,246, and repaid $90,000 and $773,000 under the Truist Credit Facility.

As of September 30, 2023 and December 31, 2022, the Company had $680,252 and $432,254 outstanding under the Truist Credit Facility, respectively. As of September 30, 2023 and December 31, 2022, the Company had $438,498 and $538,521, respectively, of available capacity under the Truist Credit Facility (subject to borrowing base restrictions).

Unsecured Notes

2027 Notes

On February 11, 2022, the Company issued $425,000 in aggregate principal amount of 4.50% notes due 2027 (the restricted securities initially issued on February 11, 2022 together with the unrestricted securities issued pursuant to the exchange offer described below, the “2027 Notes”). The 2027 Notes will mature on February 11, 2027 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the indenture governing the 2027 Notes. The 2027 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the 2027 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

Pursuant to a Registration Statement on Form N-14 (File No. 333-264774), filed on July 20, 2022, the Company closed an exchange offer in which holders of the 2027 Notes that were restricted because they were issued in a private placement were offered the opportunity to exchange such notes for new, registered notes with substantially identical terms. Through this exchange offer, holders representing 85.87% of the outstanding principal of the then restricted 2027 Notes obtained registered unrestricted 2027 Notes.

The summary information of 2027 Notes is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$4,781	$4,781	$14,344	$12,219
Accretion of original issuance discount	54	54	160	136
Amortization of debt issuance costs	283	279	839	704
Total	$5,118	$5,114	$15,343	$13,059
Stated interest rate	4.50%	4.50%	4.50%	4.50%

2025 Notes

On September 13, 2022, the Company entered into a Master Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of $275,000 in aggregate principal amount of Series A Senior Notes due September 13, 2025 (the “2025 Notes”) to certain qualified institutional investors in a private placement. The 2025 Notes were delivered and paid for on September 13, 2022, subject to certain customary closing conditions. The 2025 Notes have a fixed interest rate of 7.55% per year. The 2025 Notes will mature on September 13, 2025 unless redeemed, purchased or prepaid prior to such date by the Company in accordance with the terms of the Note Purchase Agreement. Interest on the 2025 Notes is due semiannually in February and August of each year. Subject to the terms of the Note Purchase Agreement, the Company may redeem the 2025 Notes in whole or in part at any time or from time to time at the Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before June 13, 2025, a make-whole premium. The Company’s obligations under the Note Purchase Agreement are general unsecured obligations that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company.

The summary information of 2025 Notes is as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Borrowing interest expense	$5,191	$1,038	$15,572	$1,038
Amortization of debt issuance costs	305	58	906	58
Total	$5,496	$1,096	$16,478	$1,096
Stated interest rate	7.55%	7.55%	7.55%	7.55%

The Company’s debt obligations were as follows. Unused debt capacity of credit facilities were subject to certain borrowing base restrictions:

	September 30, 2023			December 31, 2022
	Aggregate			Aggregate
	Principal	Outstanding	Unused	Principal	Outstanding	Unused
	Committed	Principal	Portion	Committed	Principal	Portion
CIBC Subscription Facility(1)	$—	$—	$—	$—	$—	$—
BNP Funding Facility	600,000	345,000	255,000	600,000	400,000	200,000
Truist Credit Facility(2)(3)	1,120,000	680,252	438,498	975,000	432,254	538,521
2027 Notes(4)	425,000	425,000	—	425,000	425,000	—
2025 Notes(4)	275,000	275,000	—	275,000	275,000	—
Total	$2,420,000	$1,725,252	$693,498	$2,275,000	$1,532,254	$738,521
(1)	The CIBC Subscription Facility matured and was fully paid off as of December 31, 2022.
(2)	As of September 30, 2023 and December 31, 2022, a letter of credit of $1,250 and $4,225, respectively, was outstanding, which reduced the unused availability under the Truist Credit Facility by the same amount.
(3)	Under the Truist Credit Facility, the Company may borrow in U.S. dollars or certain other permitted currencies. As of September 30, 2023 and December 31, 2022, the Company had borrowings denominated in Euros (EUR) of 238.
(4)	As of September 30, 2023, the carrying value of the Company’s 2027 Notes and 2025 Notes were presented on the Consolidated Statements of Assets and Liabilities net of unamortized debt issuance costs of $3,782 and $2,370, and unamortized original issuance discount of $721 and $0, respectively.

The combined weighted average interest rate (excluding unused fees and financing costs) of the aggregate borrowings outstanding for the three months ended September 30, 2023 and September 30, 2022 was 6.64% and 4.37%, respectively. The combined weighted average debt of the aggregate borrowings outstanding for the three months ended September 30, 2023 and September 30, 2022 was $1,619,670 and $1,490,571, respectively.

The combined weighted average interest rate (excluding unused fees and financing costs) of the aggregate borrowings outstanding for the nine months ended September 30, 2023 and September 30, 2022 was 6.45% and 3.47%, respectively. The combined weighted average debt of the aggregate borrowings outstanding for the nine month ended September 30, 2023 and September 30, 2022 was $1,591,671 and $1,399,866, respectively.

As of September 30, 2023 and December 31, 2022, the Company was in compliance with all covenants and other requirements of each of the credit facilities, the 2027 Notes and the 2025 Notes.

(6)	Debt

CIBC Subscription Facility

On December 31, 2019, the Company entered into a revolving credit agreement with CIBC Bank USA as administrative agent and arranger, which was subsequently amended on February 3, 2020, November 17, 2020, January 18, 2022 and February 3, 2022 (as amended, the “CIBC Subscription Facility”). The maximum revolving commitment of CIBC Subscription Facility was permanently reduced to $0 effective December 31, 2022, upon maturity. The CIBC Subscription Facility allows the Company to borrow up to the maximum revolving commitment at any one time outstanding, subject to certain restrictions, including availability under the borrowing base, which is based on unused Capital Commitments. The CIBC Subscription Facility bears interest at a rate at the Company’s election of either (i) the per annum one or three-month LIBOR, divided by a number determined by subtracting from 1.00 the then stated maximum reserve percentage for determining reserves to be maintained by member banks of the Federal Reserve System for Eurocurrency funding or liabilities, plus 1.65% or (ii) the prime rate plus 0.65%, as calculated under the CIBC

Subscription Facility. The CIBC Subscription Facility is secured by the unfunded commitments of certain stockholders of the Company. The CIBC Subscription Facility matured on December 31, 2022 and was fully paid off.

The summary information of the CIBC Subscription Facility is as follows:

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Borrowing interest expense	$8,312	$6,379	$2,247
Facility unused commitment fees	26	92	406
Amortization of deferred financing costs	1,347	1,375	1,072
Total	$9,685	$7,846	$3,725
Weighted average interest rate (excluding unused fees and financing costs)	3.13%	1.77%	1.93%
Weighted average outstanding balance	$262,184	$354,810	$114,431

For the year ended December 31, 2022, December 31, 2021 and December 31, 2020, the Company borrowed $—, $431,500 and $612,350, and repaid $310,350, $455,000 and $278,500, respectively, under the CIBC Subscription Facility. As of December 31, 2022 and December 31, 2021, the Company had $— and $310,350 outstanding under the CIBC Subscription Facility, respectively. As of December 31, 2022 and December 31, 2021, the Company had $— and $89,650, respectively, of available capacity under the CIBC Subscription Facility (subject to borrowing base restrictions).

BNP Funding Facility

On October 14, 2020, DLF LLC entered into a Revolving Credit and Security Agreement (the “Credit and Security Agreement”, which was subsequently amended on December 11, 2020 and March 2, 2021) with DLF LLC, as the borrower, BNP Paribas (“BNP”), as the administrative agent and lender, the Company, as the equity holder and as the servicer, and U.S. Bank National Association, as collateral agent to (as amended, the “BNP Funding Facility”). As of December 31, 2022, the borrowing capacity under the BNP Funding Facility was $600,000. The applicable margin on borrowings during the reinvestment period ranges between 1.95% and 2.75% and, after the reinvestment period, between 2.45% and 3.25%. The obligations of DLF LLC under the BNP Funding Facility are secured by the assets held by DLF LLC. The BNP Funding Facility has a maturity date of October 13, 2025.

The summary information of the BNP Funding Facility is as follows:

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Borrowing interest expense	$15,376	$8,559	$—
Facility unused commitment fees	507	69	—
Amortization of deferred financing costs	1,145	1,073	147
Total	$17,028	$9,701	$147
Weighted average interest rate (excluding unused fees and financing costs)	3.90%	2.48%	—%
Weighted average outstanding balance	$389,216	$340,437	$—

For the year ended December 31, 2022 and December 31, 2021, the Company borrowed $113,000 and $538,500, and repaid $176,500 and $75,000 under the BNP Funding Facility, respectively. For the year ended December 31, 2020, the Company did not make any borrowings or repayments under the facility. As of December 31, 2022 and December 31, 2021, the Company had $400,000 and $463,500 outstanding under the BNP Funding Facility, respectively. As of December 31, 2022 and December 31, 2021, the Company had $200,000 and $136,500, respectively, of available capacity under the BNP Funding Facility (subject to borrowing base restrictions).

Truist Credit Facility

On July 16, 2021, the Company entered into a Senior Secured Revolving Credit Agreement with Truist Bank, as amended on December 3, 2021 and May 20, 2022 (the “Truist Credit Facility”). The maximum principal amount of the Truist Credit Facility is $975,000, subject to availability under the borrowing base. The Truist Credit Facility includes an uncommitted accordion feature that, as of December 31, 2022, allows the Company, under certain circumstances, to increase the borrowing capacity to up to $1,500,000. The availability period of the Truist Credit Facility will terminate on July 16, 2025. The Truist Credit Facility is guaranteed by certain domestic subsidiaries of the Company (the “Guarantors”). The Company’s obligations to the lenders under the Truist Credit Facility are secured by a first priority security interest in substantially all of the assets of the Company and each Guarantor, subject to certain exceptions.

The Company may borrow amounts in U.S. dollars or certain other permitted currencies. Borrowings under the Truist Credit Facility bear interest at a per annum rate equal to, (x) for loans for which the Company elects the base rate option, the “alternate base rate” (which is the highest of (a) the prime rate as publicly announced by Truist Bank, (b) the sum of (i) the weighted average of the rates on overnight federal funds transactions, as published by the Federal Reserve Bank of New York plus (ii) 0.5%, and (c) one month LIBOR plus 1% per annum) plus either (A) 0.75% or (B) 0.875%, based on certain borrowing base conditions, and (y) for loans for which the Company elects the Eurocurrency option, the applicable LIBO Rate for the related Interest Period for such Borrowing plus either (A) 1.75% per annum, or (B) 1.875% per annum, based on certain borrowing base conditions. The Company pays an unused fee of 0.375% per annum on the daily unused amount of the revolver commitments. The Company pays letter of credit participation fees and a fronting fee on the average daily amount of any letter of credit issued and outstanding under the Truist Credit Facility, as applicable. The Truist Credit Facility has a maturity date of July 16, 2026.

The summary information of the Truist Credit Facility is as follows:

	For the Year Ended	From July 16, 2021 to
	December 31, 2022	December 31, 2021
Borrowing interest expense	$11,959	$2,145
Facility unused commitment fees	2,487	858
Amortization of deferred financing costs	1,243	465
Total	$15,689	$3,468
Weighted average interest rate (excluding unused fees and financing costs)	3.68%	2.09%
Weighted average outstanding balance	$320,955	$218,189

For the year ended December 31, 2022 and from July 16, 2021 to December 31, 2021, the Company borrowed $754,246 and $544,000, and repaid $798,000 and $68,000 under the Truist Credit Facility. As of December 31, 2022 and December 31, 2021, the Company had $432,254 and $476,000 outstanding under the Truist Credit Facility, respectively. As of December 31, 2022 and December 31, 2021, the Company had $538,521 and $499,000, respectively, of available capacity under the Truist Credit Facility (subject to borrowing base restrictions).

Unsecured Notes

2027 Notes

On February 11, 2022, the Company issued $425,000 in aggregate principal amount of 4.50% notes due 2027 (the restricted securities initially issued on February 11, 2022 together with the unrestricted securities issued pursuant to the exchange offer described below, the “2027 Notes”). The 2027 Notes will mature on February 11, 2027 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the indenture governing the 2027 Notes. The 2027 Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the 2027 Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

Pursuant to a Registration Statement on Form N-14 (File No. 333-264774), on July 20, 2022, the Company closed an exchange offer in which holders of the 2027 Notes that were restricted because they were issued in a private placement were offered the opportunity to exchange such notes for new, registered notes with substantially identical terms. Through this exchange offer, holders representing 85.87% of the outstanding principal of the then restricted 2027 Notes obtained registered unrestricted 2027 Notes.

The summary information of 2027 Notes is as follows:

For the year ended December 31, 2022
Borrowing interest expense	$17,000
Accretion of original issuance discount	190
Amortization of debt issuance costs	996
Total	$18,186
Stated interest rate	4.50%

2025 Notes

On September 13, 2022, the Company entered into a Master Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of $275,000 in aggregate principal amount of Series A Senior Notes due September 13, 2025 (the “2025 Notes”) to certain qualified institutional investors in a private placement. The 2025 Notes were delivered and paid for on September 13, 2022, subject to certain customary closing conditions. The 2025 Notes have a fixed interest rate of 7.55% per year. The 2025 Notes will mature on September 13, 2025 unless redeemed, purchased or prepaid prior to such date by the Company in accordance with the terms of the Note Purchase Agreement. Interest on the 2025 Notes is due semiannually in February and August of each year. Subject to the terms of the Note Purchase Agreement, the Company may redeem the 2025 Notes in whole or in part at any time or from time to time at the Company’s option at par plus accrued interest to the prepayment date and, if redeemed on or before June 13, 2025, a make-whole premium. The Company’s obligations under the Note Purchase Agreement are general unsecured obligations that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company.

The summary information of 2025 Notes is as follows:

For the year ended December 31, 2022
Borrowing interest expense	$6,229
Amortization of debt issuance costs	365
Total	$6,594
Stated interest rate	7.55%

The Company’s debt obligations were as follows. Unused debt capacity of credit facilities were subject to certain borrowing base restrictions:

	December 31, 2022			December 31, 2021
	Aggregate			Aggregate
	Principal	Outstanding	Unused	Principal	Outstanding	Unused
	Committed	Principal	Portion	Committed	Principal	Portion
CIBC Subscription Facility(1)	$—	$—	$—	$400,000	$310,350	$89,650
BNP Funding Facility	600,000	400,000	200,000	600,000	463,500	136,500
Truist Credit Facility(2)(3)	975,000	432,254	538,521	975,000	476,000	499,000
2027 Notes(4)	425,000	425,000	—	—	—	—
2025 Notes(4)	275,000	275,000	—	—	—	—
Total	$2,275,000	$1,532,254	$738,521	$1,975,000	$1,249,850	$725,150
(1)	The CIBC Subscription Facility matured on December 31, 2022 and was fully paid off.
(2)	As of December 31, 2022, $4,225 letter of credit was outstanding, which reduced the unused availability under the Truist Credit Facility of the same amount. As of December 31, 2021, no letter of credit was outstanding.
(3)	Under the Truist Credit Facility, the Company may borrow in U.S. dollars or certain other permitted currencies. As of December 31, 2022, the Company had borrowings denominated in Euros (EUR) of 238. As of December 31, 2021, the Company did not have any borrowings denominated in Euros (EUR) or other permitted currencies.
(4)	The carrying value of the Company’s 2027 Notes and 2025 Notes were presented on the Consolidated Statements of Assets and Liabilities net of unamortized debt issuance costs of $4,622 and $3,277, and unamortized original issuance discount of $881 and $—, respectively.

The combined weighted average interest rate of the aggregate borrowings outstanding for the year ended December 31, 2022, December 31, 2021 and December 31, 2020 was 4.05%, 2.12% and 1.93%, respectively. The combined weighted average debt of the aggregate borrowings outstanding for the year ended December 31, 2022, December 31, 2021 and December 31, 2020 was $1,432,492, $796,272 and $114,431, respectively.

As of December 31, 2022 and December 31, 2021, the Company was in compliance with all covenants and other requirements of each of the credit facilities, the 2027 Notes and the 2025 Notes.